Lines of Business (Details) visit in Millions, fan in Millions		1 Months Ended		6 Months Ended
	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Dec. 31, 2016 fan vertical operating_segment visit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	1	3	3	3
Number of verticals | vertical				13
Facebook fans | fan				13.1
Website visits | visit				16.2